FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
            Check here if Amendment |_|; Amendment Number: __________

                        This Amendment (Check only one.):
                           |_|     is a restatement.
                           |_|     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  John M. Coughlin

Title: Chief Operating Officer

Phone: 925-253-5213

Signature, Place, and Date of Signing:


/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

August 15, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               12

Form 13F Information Table Value Total:               123,258
                                                      (thousands)

List of Other Included Managers:                      None

                           FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED   NONE
----------------------        -------------- ---------  --------  ---------  ---  ----  -------  --------  ---------  ------   ----
AON                           COM            037389103    15,772    655,000  SH          SOLE       0        655,000
COMCAST CORP CLASS A          COM            20030N101     1,024     33,967  SH          SOLE       0         33,967
COMCAST CORP SPECIAL CLASS A  COM            20030N200    13,220    458,000  SH          SOLE       0        458,000
DISNEY                        COM            254687106     9,954    504,000  SH          SOLE       0        504,000
FEDEX CORP                    COM            31428X106    12,592    203,000  SH          SOLE       0        203,000
HILTON HOTELS CORP            COM            432848109    10,871    850,000  SH          SOLE       0        850,000
MARRIOTT INTL INC NEW         COM            571903202     7,914    206,000  SH          SOLE       0        206,000
VIVENDI UNIVERSAL             COM            92851S204    21,040  1,141,000  SH          SOLE       0      1,141,000
WASTE MGMT INC DEL            COM            94106L109    16,887    701,000  SH          SOLE       0        701,000
FAIRFAX FINL HLDGS LTD        SUB VTG COM    303901102     6,804     45,000  SH          SOLE       0         45,000
MONY GROUP                    COM            615337102     3,005    111,500  SH          SOLE       0        111,500
TELEPHONE + DATA SYS INC      COM            879433100     4,175     84,000  SH          SOLE       0         84,000
                                                         -------  ---------                                ---------
                                                         123,258  4,992,467                                4,992,467
                                                         =======  =========                                =========